Management of financial risks and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Securities purchased under agreements to resell	R$ 14,888,978	R$ 7,603,820
Securities	154,200,583	131,263,775
Public securities	75,289,433	63,895,371
Private securities	78,911,150	67,368,404
Derivative financial instruments	23,733,466	9,217,155
Securities trading and intermediation	2,932,319	3,271,000
Accounts receivable	681,190	597,887
Loan operations	28,551,935	22,211,161
Other financial assets	4,208,743	3,517,189
Off-balance exposures	8,912,707	5,014,845
Total	R$ 238,109,921	R$ 182,696,832